Allowances for doubtful accounts	12 Months Ended
Dec. 31, 2017
Allowances for doubtful accounts
Allowances for doubtful accounts

18. Allowances for doubtful accounts

Movements in allowances for doubtful accounts for the years ended December 31:

EURm	2017	2016	2015
As of January 1	168	62	103
Transfer to Discontinued operations	–	–	(7)
Charged to income statement	61	126	13
Deductions(1)	(37)	(20)	(47)
As of December 31	192	168	62

(1)	Deductions include utilization and releases of allowances.